RELATED PARTIES - Benefits to directors (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) director
RELATED PARTIES
Compensation to directors not employed by the Company or on its behalf | $	$ 64
Number of directors entitled to receive the above compensation by the Company | director	3